Provisions	12 Months Ended
Dec. 31, 2021
Provisions
Provisions

Note 26 Provisions

Provisions as of December 31, 2021

	Social Security Costs on
	Share-Based Payment	Other Provisions	Provisions Net
Opening balance	4,972	1,419	6,391
Additional provisions during the year	8,112	—	8,112
Exchange differences	—	27	27
Total	13,084	1,446	14,530

Provisions as of December 31, 2020

	Social Security Costs on
	Share-Based Payment	Other Provisions	Provisions Net
Opening balance	175	—	175
Additional provisions during the year	4,797	1,443	6,240
Exchange differences	—	(24)	(24)
Total	4,972	1,419	6,391

Social Security Costs on Share-Based Payment

Refers to social security costs related to share-based payment. There is uncertainty as to when social security costs for share-based payments will be paid in the future, and what amount they will ultimately be adjusted to as it is dependent on market values at the time when performance shares are used.